Description of Business and Organisation - Schedule of Operations (Details) - CNY (¥)	8 Months Ended	12 Months Ended
	Aug. 19, 2023	Dec. 31, 2022	Dec. 31, 2021
Weishi [Member]
Operating expenses
Sales and marketing expenses		¥ (430,388)	¥ (7,212,320)
Research and development expenses			(233,663)
General and administrative expenses		(792,914)	(4,673,618)
Income/(Loss) from operations		(1,223,302)	(12,119,601)
Interest expenses		(29,146)	(9,924)
Interest income			659
Other income		480	103
Profit/(Loss) before income tax expenses		(1,251,968)	(12,128,763)
Income tax expense
Net loss		(1,251,968)	(12,128,763)
Farm Entities [Member]
Operating expenses
Fulfillment expenses		(243,083)	(1,495,531)
Sales and marketing expenses		(1,038,512)	(7,398,309)
General and administrative expenses		(213,566)	(698,034)
Income/(Loss) from operations		(1,440,540)	(8,838,060)
Interest expenses		(53,295)	(120,788)
Interest income			552
Other income		438,632	5,435,722
Profit/(Loss) before income tax expenses		(1,055,203)	(3,522,574)
Income tax expense			(1,987)
Net loss		(1,055,203)	(3,524,561)
Revenues		1,721,577	13,994,269
Cost of Revenue		(1,666,956)	(13,240,455)
Gross profit		54,621	753,814
Mengwei Stores [Member]
Operating expenses
Fulfillment expenses	¥ (474,361)	(2,454,608)	(11,555,906)
Sales and marketing expenses	(186,514)	(1,212,029)	(13,540,572)
General and administrative expenses	(586,668)	172,387	(64,077)
Income/(Loss) from operations	(478,579)	965,044	(5,290,806)
Interest income	508	5,400	1,150
Other income	10		5,851
Profit/(Loss) before income tax expenses	(478,061)	970,444	(5,283,805)
Income tax expense		(24,261)
Net profit/(loss)	(478,061)	946,183	(5,283,805)
Revenues	2,138,830	9,927,407	52,414,518
Cost of Revenue	(1,369,866)	(5,468,113)	(32,544,769)
Gross profit	¥ 768,964	¥ 4,459,294	¥ 19,869,749